Prepayments and other assets - Summary Of Deposits, Prepayments And Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current
Deposits	$ 119	$ 102
Loan receivable as part of co-investing arrangement	0	94
Non-current deposits, prepayments and other assets	119	196
Current
Prepayments	85	55
Tax recoverable	26	30
Deposits	49	108
Others	95	27
Less: Loss allowance	241	208
Deposits, prepayments and other assets	241	208
Insurance recoveries
Current
Others	50
Loss allowance
Current
Less: Loss allowance	(14)	(12)
Deposits, prepayments and other assets	$ (14)	$ (12)